FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 391,336	$ 336,618
Disclosure of financial assets [line items]
Financial assets	643,228	488,924
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	98,358	74,580
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,929	14,487
Debt
Disclosure of financial liabilities [line items]
Financial liabilities	284,049	247,551
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	503,647	419,212
Trade receivables
Disclosure of financial assets [line items]
Financial assets	54,164	11,287
Marketable securities
Disclosure of financial assets [line items]
Financial assets	66,453	29,542
Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	18,964
Other financial assets
Disclosure of financial assets [line items]
Financial assets		28,883
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	371,797	320,733
Amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	78,819	58,695
Amortized cost | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,929	14,487
Amortized cost | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	284,049	247,551
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	19,539	15,885
FVTPL | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	19,539	15,885
FVTPL | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of financial assets [line items]
Financial assets	516,984	444,384
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	503,647	419,212
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	13,337
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets		25,172
FVTPL
Disclosure of financial assets [line items]
Financial assets	58,791	14,998
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Trade receivables
Disclosure of financial assets [line items]
Financial assets	54,164	11,287
FVTPL | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	4,627
FVTPL | Other financial assets
Disclosure of financial assets [line items]
Financial assets		3,711
FVTOCI
Disclosure of financial assets [line items]
Financial assets	67,453	29,542
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Marketable securities
Disclosure of financial assets [line items]
Financial assets	66,453	29,542
FVTOCI | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	$ 1,000
FVTOCI | Other financial assets
Disclosure of financial assets [line items]
Financial assets		$ 0